Venezuelan operations (Affect of Foreign Currency Translation) (Details) - Venezuela - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Income (Expense), Net
Foreign Operations Disclosure [Line Items]
Write down of inventories	$ (4,468)	$ (61,007)	$ (4,079)
Impairment of long-lived assets	(2,123)	(12,089)	(8,563)
Foreign Currency Exchange Results
Foreign Operations Disclosure [Line Items]
Foreign currency exchange (loss) income	$ (583)	$ 5,061	$ (4,269)